Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Adjusted Net Sales ($M)(6)
					RMD Total Shareholder Return	Dow Jones US Med. Equipment Total Shareholder Return(5)
2025	$14,674,543	$29,631,927	$3,356,257	$5,832,409	$134.38	$149.50	$1,400.7	$5,137.0
2024	$14,120,829	$10,329,790	$3,129,017	$2,578,989	$99.70	$131.90	$1,021.0	$4,720.2
2023	$13,868,641	$16,867,038	$4,147,542	$4,909,275	$113.80	$129.79	$897.6	$4,163.2
2022	$11,659,215	$4,374,620	$3,625,326	$-55,486	$109.18	$114.04	$779.4	$3,616.1
2021	$10,389,326	$32,799,199	$4,165,235	$12,203,786	$128.40	$135.10	$474.5	$3,174.3

Company Selected Measure Name	Adjusted Net Sales
Named Executive Officers, Footnote	Resmed has had one Principal Executive Officer or “PEO”, Mr. Michael Farrell, during fiscal years 2025, 2024, 2023, 2022, and 2021.Non-PEO NEOs included for the fiscal years 2025, 2024, 2023, 2022, and 2021 are reflected in the table below:

Fiscal Year	Non-PEO NEOs
2025	Bobby Ghoshal, Justin Leong, Michael Rider, Brett Sandercock
2024	Bobby Ghoshal, Justin Leong, Michael Rider, Brett Sandercock
2023	Lucile Blaise, Rob Douglas, Bobby Ghoshal, Brett Sandercock
2022	Rob Douglas, Bobby Ghoshal, Jim Hollingshead, David Pendarvis, Brett Sandercock
2021	Rob Douglas, Jim Hollingshead, Brett Sandercock, Raj Sodhi

Peer Group Issuers, Footnote	The Dow Jones U.S. Medical Equipment index is one of the two index peer groups disclosed in our 10-K and we selected this index as our peer group for purposes of this disclosure, which is comprised of 61 companies from the Dow Jones U.S. Broad Stock Market Index that are classified in the DJICS Medical Equipment subsection. The Company’s relative TSR PSUs did not use this relative TSR as a financial performance measure. See the CD&A section titled “Long Term Incentives” in this Proxy Statement for additional information.
PEO Total Compensation Amount	$ 14,674,543	$ 14,120,829	$ 13,868,641	$ 11,659,215	$ 10,389,326
PEO Actually Paid Compensation Amount	$ 29,631,927	10,329,790	16,867,038	4,374,620	32,799,199
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the “Total” column as reported in the Summary Compensation Table to determine “Compensation Actually Paid” as reported in the Pay versus Performance Table (“PVP Table”). “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The equity values are calculated in accordance with ASC Topic 718, with dividends being reflected in the fair value of the award. Valuation assumptions used to calculate fair values used a consistent process as done on the date of grant and were not materially different from those disclosed at the time of grant. The closing stock price of our common stock on June 30, 2020, June 30, 2021, June 30, 2022, June 30, 2023, June 28, 2024 and June 30, 2025, was $192.00, $246.52, $209.63, $218.50, $191.42 and $258.00 respectively. The following tables detail these adjustments for the PEO:

PEO
Prior FYE	6/30/2020	6/30/2021	6/30/2022	6/30/2023	6/30/2024
Current FYE	6/30/2021	6/30/2022	6/30/2023	6/30/2024	6/30/2025
Fiscal Year	2021	2022	2023	2024	2025
Summary Compensation Table Total	$10,389,326	$11,659,215	$13,868,641	$14,120,829	$14,674,543
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(7,700,011)	$(9,000,005)	$(10,999,975)	$(11,200,082)	$(11,700,066)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$9,967,171	$6,170,624	$10,216,009	$15,633,403	$12,355,266
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$15,351,855	$(5,637,001)	$(1,315,735)	$(6,504,731)	$12,832,494
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$4,790,858	$1,181,787	$5,098,098	$(1,719,629)	$1,469,689
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
Total Adjustments	$22,409,873	$(7,284,595)	$2,998,397	$(3,791,039)	$14,957,384
Compensation Actually Paid	$32,799,199	$4,374,620	$16,867,038	$10,329,790	$29,631,927

Non-PEO NEO Average Total Compensation Amount	$ 3,356,257	3,129,017	4,147,542	3,625,326	4,165,235
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,832,409	2,578,989	4,909,275	(55,486)	12,203,786
Adjustment to Non-PEO NEO Compensation Footnote	As discussed in footnote 2, SEC rules require certain adjustments to be made to determine “compensation actually paid” as reported in the Pay versus Performance table above. The following table details these adjustments to the Average Summary Compensation Table Total for Non-PEO NEOs.

Average of Non-PEO NEOs
Prior FYE	6/30/2020	6/30/2021	6/30/2022	6/30/2023	6/30/2024
Current FYE	6/30/2021	6/30/2022	6/30/2023	6/30/2024	6/30/2025
Fiscal Year	2021	2022	2023	2024	2025
Summary Compensation Table Total	$4,165,235	$3,625,326	$4,147,542	$3,129,017	$3,356,257
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(2,775,010)	$(2,500,046)	$(2,821,097)	$(2,074,926)	$(2,250,039)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,708,490	$1,328,777	$2,643,811	$2,725,662	$2,458,910
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$5,495,623	$(1,432,485)	$(346,310)	$(911,343)	$2,059,298
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,609,448	$390,289	$1,285,329	$(289,421)	$207,984
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(1,467,347)	$—	$—	$—
Total Adjustments	$8,038,551	$(3,680,812)	$761,733	$(550,028)	$2,476,152
Compensation Actually Paid	$12,203,786	$(55,486)	$4,909,275	$2,578,989	$5,832,409

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Resmed & Peer TSR

■	PEO CAP ($M)	■	Average Non-PEO NEO CAP ($M)	RMD TSR	Dow Jones U.S. Medical Equipment Index TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. RMD Net Income

■	PEO CAP ($M)	■	Average Non-PEO NEO CAP ($M)	Net Income($M)

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted Net Sales

■	PEO CAP ($M)	■	Average Non-PEO NEO CAP ($M)	Adjusted Net Sales ($M)

Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. Resmed & Peer TSR

■	PEO CAP ($M)	■	Average Non-PEO NEO CAP ($M)	RMD TSR	Dow Jones U.S. Medical Equipment Index TSR

Tabular List, Table

Financial Performance Measures
Adjusted Net Sales
Net Operating Profit
Total Shareholder Return (absolute TSR)
Relative Total Shareholder Return (relative TSR)

Total Shareholder Return Amount	$ 134.38	99.70	113.80	109.18	128.40
Peer Group Total Shareholder Return Amount	149.50	131.90	129.79	114.04	135.10
Net Income (Loss)	$ 1,400,700,000	$ 1,021,000,000	$ 897,600,000	$ 779,400,000	$ 474,500,000
Company Selected Measure Amount	5,137,000,000	4,720,200,000	4,163,200,000	3,616,100,000	3,174,300,000
PEO Name	Mr. Michael Farrell	Mr. Michael Farrell	Mr. Michael Farrell	Mr. Michael Farrell	Mr. Michael Farrell
Additional 402(v) Disclosure
Analysis of the Information Presented in the Pay versus Performance Table
In this section, we provide a graphic analysis showing, for the past four years, the relationship between our PEO’s and the Average of the Non-PEO NEOs’ “Compensation Actually Paid” and (i) the Company’s Adjusted Net Sales, (ii) the Company’s
Net Income and (iii) the Company’s TSR, and additionally, the TSR of the Dow Jones U.S. Medical Equipment Index, one of the disclosed peer groups from our 10-K filing. As described in more detail in the CD&A, our executive compensation program reflects a pay-for-performance philosophy that emphasizes long-term equity awards intended to align our executives’ interests with stockholders’ long-term interests. Thus, the value of these awards and, therefore, a large portion of the compensation actually paid to our NEOs is inherently correlated to the Company’s stock price over time. Please refer to the section entitled CD&A above for more information about our executive compensation program.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Sales
Non-GAAP Measure Description	Adjusted Net Sales represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs, including our Chief Executive Officer, for the most recently completed fiscal year to the Company’s performance. Up to 50% of cash incentive opportunity for our NEOs is based on our Adjusted Net Sales performance. Adjusted Net Sales is a non-GAAP measure and is calculated as net sales on a GAAP basis excluding the impact of revenue from acquisitions completed after the establishment of the internal financial plan, as applicable, and foreign currency fluctuations. For a reconciliation of Adjusted Net Sales to the most directly comparable GAAP financial measure and insight into how Adjusted Net Sales is considered by management, please see Page 67 under “Elements of Compensation - Annual Cash Incentive Plan - Incentive Plan Adjustments.”
Measure:: 2
Pay vs Performance Disclosure
Name	Net Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (absolute TSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (relative TSR)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,957,384	$ (3,791,039)	$ 2,998,397	$ (7,284,595)	$ 22,409,873
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,700,066)	(11,200,082)	(10,999,975)	(9,000,005)	(7,700,011)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,355,266	15,633,403	10,216,009	6,170,624	9,967,171
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,832,494	(6,504,731)	(1,315,735)	(5,637,001)	15,351,855
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,469,689	(1,719,629)	5,098,098	1,181,787	4,790,858
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,476,152	(550,028)	761,733	(3,680,812)	8,038,551
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,250,039)	(2,074,926)	(2,821,097)	(2,500,046)	(2,775,010)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,458,910	2,725,662	2,643,811	1,328,777	3,708,490
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,059,298	(911,343)	(346,310)	(1,432,485)	5,495,623
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,984	(289,421)	1,285,329	390,289	1,609,448
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (1,467,347)	$ 0